Deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income
Schedule of deferred income

	December 31, 2023	December 31, 2022
Expected income recognition in year one after the balance sheet date	234,978	—
Expected income recognition in year two after the balance sheet date	89,232	—
Total deferred income	324,210	—